Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net
Intangible Assets, Net

8. Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Computer software	22,764	23,233	3,379
Licensed games	7,956	7,899	1,149
User base	—	5,100	742
Licensed copyrights of reading content	—	49,200	7,156
Trademark and domain names	54	38,354	5,578
Total	30,774	123,786	18,004
Less: accumulated amortization	(21,759)	(24,035)	(3,496)
impairment	(2,303)	(2,303)	(335)
Net book value	6,712	97,448	14,173

Amortization expenses for the years ended December 31, 2016, 2017 and 2018 were RMB4.8 million, RMB3.4 million and RMB3.1 million (US$0.4 million), respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2019: RMB30.2 million, 2020: RMB19.8 million, 2021: RMB13.4 million, 2022: RMB9.4 million and 2023: RMB5.4 million.